Parent Only Financial Information - Schedule of Condensed Statements of Loss (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING EXPENSES
Legal and professional fees		$ (369,553)
Others		1,027
TOTAL OPERATING EXPENSES		(368,526)
Income tax expense
Net income (loss)		$ (368,526)